Item 1. Report to Shareholders

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

     This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
U.S. BOND INDEX FUND
--------------------
U.S. Bond Index Fund  $12,412
Lehman Brothers U.S. Aggregate Index  $12,520

               Lehman Brothers U.S.
               Aggregate Bond Index       U.S. Bond Index
               --------------------       ---------------
11/30/2000            10000                   10000
10/31/2001            11271.6                 11210.9
10/31/2002            11935                   11849.3
10/31/2003            12520.5                 12411.7


Average Annual Compound Total Return
------------------------------------
                                                                   Since
                                                               Inception
  Periods Ended 10/31/03                          1 Year        11/30/00
  U.S. Bond Index Fund                             4.75%           7.69%
  Lehman Brothers U.S.Aggregate Index              4.91            8.01

     Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

        Dear Shareholder,

     U.S. investment-grade bonds performed well in the year ended October 31, 2003, as interest rates declined for most of that period. As shown in the Bond Market Returns table, the Lehman Brothers U.S. Aggregate Index returned 4.91%. Corporate bonds, as measured by the Lehman Brothers U.S. Credit Index, produced a strong 10.57% return, whereas Treasuries and mortgages, as measured by other Lehman indices, generated more modest gains.

      BOND MARKET RETURNS

      12 Months Ended 10/31/03                            Total Return
      ------------------------                            ------------
      Lehman Brothers U.S. Treasury Securities Index             2.82%
      Lehman Brothers U.S. Aggregate Index                       4.91
      Lehman Brothers U.S. Credit Index                         10.57
      Lehman Brothers Mortgage-Backed Securities Index           2.75

      Source: Lehman Brothers indexes

     We are pleased to report that your fund produced a return of 4.75% for the 12-month period ended October 31, 2003. The fund closely tracked its unmanaged benchmark, the Lehman Brothers U.S. Aggregate Index. The slight shortfall versus the index was due to fund expenses.

     [Graphic Omitted]
     Interest Rate Levels
                  30-Year           5-Year           2-Year         6-Month
               Treasury Bond     Treasury Note    Treasury Note   Treasury Bill
10/31/2002          4.99             2.73             1.67             1.41
11/30/2002          5.04             3.27             2.06             1.27
12/31/2002          4.76             2.73             1.6              1.2
1/31/2003           4.84             2.93             1.69             1.18
2/28/2003           4.67             2.66             1.51             1.18
3/31/2003           4.82             2.71             1.48             1.11
4/30/2003           4.76             2.75             1.48             1.14
5/31/2003           4.38             2.29             1.32             1.08
6/30/2003           4.56             2.41             1.3              0.96
7/31/2003           5.36             3.22             1.74             1.01
8/31/2003           5.22             3.46             1.97             1.04
9/30/2003           4.88             2.83             1.46             1
10/31/2003          5.13             3.24             1.82             1.03


     As you know, the fund seeks to match the total return performance of the U.S. investment-grade bond market as measured by the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index, including U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, and U.S. dollar-denominated securities of foreign issuers.

     As shown in the Portfolio Characteristics table, the fund's weighted average maturity rose from 6.35 years to 7.41 years during our fiscal year, while its duration rose from 3.75 years to 4.47 years. In contrast, its 30-day standardized yield to maturity declined from 3.89% to 3.01%. The portfolio's weighted average quality remained very high, reflecting our focus on investment-grade bonds.

     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or


       Portfolio Characteristics
       -------------------------
                                                    10/31/02      10/31/03
                                                    --------      --------
          Price Per Share                            $10.69        $10.71
          Dividends Per Share
                For 6 months                           0.24          0.22
                For 12 months                          0.52          0.45
          Capital Gains Per Share
                For 6 months                           0.03          0.00
                For 12 months                          0.03          0.03
          30-Day Dividend Yield *                      4.32%         4.12%
          30-Day Standardized
          Yield to Maturity                            3.89          3.01
          Weighted Average Maturity (years)            6.35          7.41
          Weighted Average Effective
          Duration (years)                             3.75          4.47
          Weighted Average Quality **                  AAA-           AA+

          * Dividends earned for the last 30 days of each period are annualized and divided by the fund's net asset value at the end of the period.

          **   Based on T. Rowe Price research.

     investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading and pricing policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

     We thank you for your continued support.

     Respectfully submitted,

     James S. Riepe
     Chairman
     November 13, 2003

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period

                                            Year                    11/30/00
                                           Ended                     Through
                                        10/31/03      10/31/02      10/31/01
NET ASSET VALUE
Beginning of period                    $  10.69      $  10.63      $  10.00

Investment activities
  Net investment income (loss)             0.39          0.51          0.55

  Net realized and
  unrealized gain (loss)                   0.11          0.07          0.63

  Total from
  investment activities                    0.50          0.58          1.18

Distributions
  Net investment income                   (0.45)        (0.52)        (0.55)

  Net realized gain                       (0.03)             -             -

  Total distributions                     (0.48)        (0.52)        (0.55)

NET ASSET VALUE
End of period                          $  10.71      $  10.69      $  10.63
                                      ------------------------------------------
Ratios/Supplemental Data

Total return^                              4.75%         5.69%        12.11%

Ratio of total expenses to
average net assets                         0.30%         0.30%         0.30%!

Ratio of net investment
income (loss) to average
net assets                                 3.66%         4.81%         5.74%!

Portfolio turnover rate                   190.3%        140.4%         83.9%!

Net assets, end of period
(in thousands)                         $   76,053    $  81,028     $   48,814


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

STATEMENT OF NET ASSETS                                  Par          Value
                                                             In thousands

CORPORATE BONDS AND NOTES  27.8%
Aerospace & Defense  0.7%
Boeing Capital, 6.10%, 3/1/11                      $       50   $        53
Boeing Company, 6.125%, 2/15/33                            50            49
Lockheed Martin
          7.75%, 5/1/26                                    50            59
          8.50%, 12/1/29                                  100           130
Northrop Grumman, 7.125%, 2/15/11                         200           229
                                                                        520
Airlines 0.1%
Southwest Airlines, 6.50%, 3/1/12                          85            92
                                                                         92
Automobiles and Related  2.0%
DaimlerChrysler
          6.40%, 5/15/06                                  100           106
          7.25%, 1/18/06                                  100           108
          8.50%, 1/18/31                                  100           112
Delphi, 6.55%, 6/15/06                                    100           107
Ford Motor Credit
          6.50%, 1/25/07                                  300           309
          7.20%, 6/15/07                                  100           105
General Motors
          7.20%, 1/15/11                                  100           104
          8.25%, 7/15/23                                  150           158
GMAC
          6.125%, 8/28/07                                  80            84
          6.75%, 1/15/06                                  200           214
          8.00%, 11/1/31                                  100           104
                                                                      1,511
Banking 4.1%
Abbey National, 6.69%, 10/17/05                           100           108
ABN Amro Bank, 7.125%, 6/18/07                            100           113
Banc One, 7.00%, 7/15/05                                  100           108
Bank of America
          4.875%, 9/15/12                                 100           100
          7.40%, 1/15/11                                  100           116
          7.875%, 5/16/05                                 100           110

Bank One
          3.70%, 1/15/08                           $      100   $       101
          5.50%, 3/26/07                                   50            54
BB&T, 4.75%, 10/1/12                                       95            94
Citigroup, 7.25%, 10/1/10                                 200           233
First Union, 7.55%, 8/18/05                               100           110
First Union National Bank, 5.80%, 12/1/08                 100           109
HSBC Holdings, 7.50%, 7/15/09                             100           116
JP Morgan Chase, 5.25%, 5/30/07                           100           107
Marshall & Ilsley Bank, 5.25%, 9/4/12                      20            21
MBNA America Bank, 6.50%, 6/20/06                         200           217
National City, 5.75%, 2/1/09                              100           110
North Fork Bancorporation, 5.875%, 8/15/12                 25            27
PNC Funding, 5.75%, 8/1/06                                125           135
Regions Financial, 6.375%, 5/15/12                        100           110
Royal Bank of Scotland, 5.00%, 10/1/14                    125           123
Sovereign Bank, 5.125%, 3/15/13                           120           118
Suntrust Bank, 5.45%, 12/1/17                             125           127
Synovus Financial, 4.875%, 2/15/13                         90            90
U.S. Bancorp, 6.375%, 8/1/11                              150           167
Wachovia Bank, 4.85%, 7/30/07                              85            90
Wells Fargo
          5.125%, 9/1/12                                  100           102
          5.25%, 12/1/07                                  100           107
                                                                      3,123
Beverages 0.5%
Anheuser-Busch, 7.55%, 10/1/30                            100           122
Bottling Group, 4.625%, 11/15/12                          100            99
Coca Cola Enterprises, 5.375%, 8/15/06                    150           161
                                                                        382

Broadcasting  0.4%
AOL Time Warner, 7.625%, 4/15/31                          300           336
                                                                        336

Cable Operators  0.3%
Clear Channel Communications, 7.65%, 9/15/10               75            87
Cox Communications
          6.75%, 3/15/11                                  100           111
          7.75%, 8/15/06                                   50            56
                                                                        254

Computer Service & Software  0.3%
IBM
          4.25%, 9/15/09                           $      100   $       102
          8.375%, 11/1/19                                 100           129
                                                                        231

Conglomerates  0.3%
General Electric Capital, 4.25%, 1/15/08                  100           103
United Technologies, 4.875%, 11/1/06                      125           132
                                                                        235

Diversified Chemicals  0.4%
Dow Chemical, 7.00%, 8/15/05                              150           162
Praxair, 6.375%, 4/1/12                                   100           111
                                                                        273

Drugs  0.4%
American Home Products, 7.90%, 2/15/05                    100           107
Bristol-Myers Squibb, 5.75%, 10/1/11                      100           107
Cardinal Health, 4.00%, 6/15/15                           100            90
                                                                        304

Electric Utilities  2.8%
Alabama Power, 5.50%, 10/15/17                            100           103
Black Hills, 6.50%, 5/15/13                                50            51
Centerpoint Energy Houston, 144A, 6.95%, 3/15/33          100           110
Consolidated Edison, 7.50%, 9/1/10                        100           118
Energy East, 5.75%, 11/15/06                               40            43
Entergy Gulf States, 5.20%, 12/3/07                        95            97
Exelon Generation, 6.95%, 6/15/11                         200           224
FirstEnergy, 7.375%, 11/15/31                             100           107
Korea Electric Power, 144A, 4.25%, 9/12/07                100           101
Oncor Electric Delivery, 7.25%, 1/15/33                   100           113
Potomac Electric Power, 3.75%, 2/15/06                    100           101
PPL Electric Utilities, 5.875%, 8/15/07                    30            33
PPL Energy, 6.40%, 11/1/11                                 50            53
Progress Energy, 7.10%, 3/1/11                            100           112
PSEG Power, 8.625%, 4/15/31                               200           255
Public Service Company of Colorado, 7.875%,10/1/12        150           180
Sempra Energy, 6.00%, 2/1/13                              120           126
TXU Energy, 144A, 7.00%, 3/15/13                           50            55
Virginia Electric & Power, 5.75%, 3/31/06                 100           107
                                                                      2,089

Electronic Components  0.1%
Motorola, 6.75%, 2/1/06                            $      100   $       107
                                                                        107

Entertainment and Leisure  0.3%
Viacom
          5.625%, 8/15/12                                  65            69
          7.70%, 7/30/10                                  100           118
                                                                        187

Exploration and Production  0.3%
Anadarko Petroleum, 5.375%, 3/1/07                        100           107
EOG Resources, 6.00%, 12/15/08                            100           109
                                                                        216

Finance and Credit  1.2%
CIT Group, 7.75%, 4/2/12                                   80            93
Commercial Credit Company, 6.75%, 7/1/07                  150           167
Countrywide Home Loan, 5.50%, 8/1/06                      100           107
First Data, 4.70%, 8/1/13                                 200           197
Household Finance, 5.75%, 1/30/07                         150           162
International Lease Finance, 6.375%, 3/15/09              100           110
National Rural Utilities, 6.00%, 5/15/06                  100           108
                                                                        944

Food Processing  0.4%
General Mills, 5.125%, 2/15/07                            100           106
Kellogg Company, Series B, 7.45%, 4/1/31                  100           118
Kraft Foods, 6.50%, 11/1/31                               100           103
                                                                        327

Food/Tobacco  0.2%
Philip Morris, 7.00%, 7/15/05                              50            52
UST, 6.625%, 7/15/12                                      100           110
                                                                        162

Gas & Gas Transmission  0.2%
Kinder Morgan, 6.50%, 9/1/12                              100           109
                                                                        109

Insurance 1.5%
AFLAC, 6.50%, 4/15/09                                     100           112
Allstate, 6.125%, 12/15/32                                150           152
American General, 7.50%, 8/11/10                          100           118
GE Global Insurance, 7.75%, 6/15/30                       100           117

John Hancock Financial Services, 5.625%, 12/1/08   $      100   $       107
Lincoln National, 5.25%, 6/15/07                          100           106
Marsh & McLennan, 3.625%, 2/15/08                          40            40
Principal Life Global, 144A, 5.25%, 1/15/13               100           101
St. Paul Companies, 5.75%, 3/15/07                         50            53
Travelers Property Casualty, 5.00%, 3/15/13               100           100
XL Capital Finance, 6.50%, 1/15/12                        100           109
                                                                      1,115

Investment Dealers  1.5%
Bear Stearns, 3.00%, 3/30/06                              100           101
Franklin Resources, 3.70%, 4/15/08                         20            20
Goldman Sachs Group
          4.125%, 1/15/08                                  85            87
          6.125%, 2/15/33                                  50            50
          6.60%, 1/15/12                                  200           222
Lehman Brothers
          6.625%, 1/18/12                                 100           112
          7.625%, 6/1/06                                  100           112
Morgan Stanley
          5.80%, 4/1/07                                   250           269
          6.60%, 4/1/12                                   150           166
                                                                      1,139
Long Distance  0.9%
AT&T, 6.00%, 3/15/09                                        1             1
AT&T, STEP, 8.50%, 11/15/03                               100           113
AT&T Broadband, 8.375%, 3/15/13                           316           383
Sprint Capital, 7.625%, 1/30/11                           150           166
                                                                        663

Manufacturing  0.6%
Caterpillar Financial Services, 4.875%, 6/15/07            50            53
Dover, 6.50%, 2/15/11                                     100           111
Honeywell International, 6.875%, 10/3/05                  100           109
John Deere Capital
          3.90%, 1/15/08                                   50            51
          4.50%, 8/22/07                                  150           156
                                                                        480

Media and Communications  0.6%
Belo, 7.125%, 6/1/07                                      150           167

News America
          6.75%, 1/9/38                            $      150   $       169
          7.25%, 5/18/18                                  100           113
                                                                        449

Metals  0.3%
Alcan Aluminum, 4.875%, 9/15/12                           100           100
Alcoa, 5.375%, 1/15/13                                    120           124
                                                                        224

Metals and Mining  0.3%
Inco, 7.75%, 5/15/12                                      100           116
Placer Dome, 6.375%, 3/1/33                               100            99
                                                                        215

Miscellaneous Consumer Products  0.4%
Colgate Palmolive, 5.98%, 4/25/12                         100           109
Gillette, 3.50%, 10/15/07                                  50            50
Masco, 5.875%, 7/15/12                                    100           107
Newell Rubbermaid, 4.625%, 12/15/09                        35            35
                                                                        301

Oil Field Services  0.2%
Baker Hughes, 6.00%, 2/15/09                              150           165
                                                                        165

Paper and Paper Products  0.8%
Abitibi Consolidated, 6.95%, 12/15/06                     100           103
Celulosa Arauco Y Constitucion, 8.625%, 8/15/10           150           176
International Paper Company, STEP, 5.85%, 10/30/12        100           104
Weyerhaeuser, 6.75%, 3/15/12                              200           217
                                                                        600

Petroleum 0.8%
ChevronTexaco Capital, 3.50%, 9/17/07                      50            51
ConocoPhillips, 5.90%, 10/15/32                           100            99
Devon Financing, 6.875%, 9/30/11                          200           225
Pemex Finance, 9.14%, 8/15/04                              40            41
Pemex Project Funding Master Trust,
          7.375%, 12/15/14                                100           106
Petrobras International, 9.875%, 5/9/08                    45            50
                                                                        572

Railroads 0.6%
Canadian National Railway, 4.40%, 3/15/13                  95            90

Norfolk Southern
          7.25%, 2/15/31                           $      100   $       113
          8.375%, 5/15/05                                 100           109
Union Pacific
          5.75%, 10/15/07                                 100           108
          6.65%, 1/15/11                                   50            56
                                                                        476

Real Estate  0.4%
EOP Operating L.P., 7.75%, 11/15/07                       100           114
Simon Debartolo, 6.875%, 11/15/06                         100           110
Simon Property, 7.375%, 1/20/06                           100           110
                                                                        334

Retail  0.4%
Limited, 6.95%, 3/1/33                                    100           107
Target, 5.875%, 3/1/12                                    100           108
Wal-Mart, 6.875%, 8/10/09                                 100           115
                                                                        330

Savings and Loan  0.3%
Washington Mutual
          5.625%, 1/15/07                                 110           118
          8.25%, 4/1/10                                   100           119
                                                                        237

Specialty Chemicals  0.1%
Chevron Phillips Chemical, 5.375%, 6/15/07                100           106
                                                                        106

Supermarkets  0.3%
Fred Meyer, 7.375%, 3/1/05                                100           107
Kroger, 7.625%, 9/15/06                                   100           112
                                                                        219

Telephones  2.1%
Bellsouth, 5.00%, 10/15/06                                100           106
Bellsouth Capital Funding, 7.875%, 2/15/30                100           119
British Telecommunications, STEP
          7.875%, 12/15/05                                 50            55
          8.875%, 12/15/30                                100           129
Deutsche Telekom, STEP
          8.25%, 6/15/05                                  100           109
          8.50%, 6/15/10                                  100           121

France Telecom, VR, 9.25%, 3/1/11                  $      200   $       241
Royal KPN, 8.00%, 10/1/10                                 150           179
SBC Communications, 5.75%, 5/2/06                         100           108
Verizon Florida, 6.125%, 1/15/13                          100           106
Verizon Global Funding
          4.00%, 1/15/08                                  100           101
          7.25%, 12/1/10                                  100           114
          7.75%, 12/1/30                                  100           116
                                                                      1,604

Transportation (excluding Rail Road)  0.2%
Fedex, 6.875%, 2/15/06                                    144           154
                                                                        154

Wireless Communications  0.3%
AT&T Wireless Services, 7.35%, 3/1/06                     100           110
Vodafone, 5.375%, 1/30/15                                 100           100
                                                                        210

Wireline Communications  0.2%
Telefonica Europe, 7.35%, 9/15/05                         100           109
                                                                        109

Total Corporate Bonds and Notes (Cost  $19,888)                      21,104

FOREIGN GOVERNMENT OBLIGATIONS/
AGENCIES 3.6%

Canadian Government and Municipalities  1.2%
Export Development, 2.75%, 12/12/05                       100           101
Government of Canada, 6.75%, 8/28/06                      100           112
Hydro-Quebec, 7.50%, 4/1/16                               100           122
Province of Manitoba, 7.50%, 2/22/10                      100           120
Province of Ontario
          3.50%, 9/17/07                                  100           101
          6.00%, 2/21/06                                  100           108
Province of Quebec
          7.00%, 1/30/07                                  100           112
          7.50%, 9/15/29                                  100           123
                                                                        899

Foreign Government and Municipalities
          (Excluding Canadian)  2.4%
Asian Development Bank, 4.875%, 2/5/07                    100           107
European Investment Bank, STEP, 4.00%, 8/30/05            100           104

Int'l Bank for Reconstruction & Development
          5.00%, 3/28/06                           $      100   $       107
          6.625%, 8/21/06                                 100           111
Inter-American Development Bank
          6.375%, 10/22/07                                100           112
          7.375%, 1/15/10                                 100           120
KFW International Finance
          2.50%, 10/17/05                                 100           101
          4.75%, 1/24/07                                  100           106
Petroleos Mexicanos, STEP, 6.50%, 2/1/05                  100           104
Republic of Chile, 5.50%, 1/15/13                          80            82
Republic of Italy
          3.625%, 9/14/07                                 100           102
          7.25%, 2/7/05                                   100           107
Republic of South Korea, 8.875%, 4/15/08                  100           120
United Mexican States
          6.375%, 1/16/13                                 100           103
          7.50%, 1/14/12                                  100           112
          9.875%, 2/1/10                                  100           126
          11.375%, 9/15/16                                100           141
                                                                      1,865
Total Foreign Government Obligations/
          Agencies (Cost  $2,591)                                     2,764

ASSET-BACKED SECURITIES  2.2%
Auto-Backed  0.1%
Toyota Auto Receivables Owner Trust
     Series 2000-B, Class A4
          6.80%, 4/15/07                                   72            74
                                                                         74
Credit Card-Backed  1.3%
American Express Credit Account Master Trust
     Series 2000-1, Class A, 7.20%, 9/17/07               100           107
Bank One Issuance Trust, Series 2002-A4, Class A4
          2.94%, 6/16/08                                  250           254
Chemical Master Credit Card Trust,
    Series 1996-2, Class A
          5.98%, 9/15/08                                  100           105

Citibank Credit Card Master Trust,
     Series 1998-2, Class A
          6.05%, 1/15/10                           $      100   $       109
MBNA Credit Card Master Trust,
     Series 2001, Class AA
          5.75%, 10/15/08                                 100           107
MBNA Master Credit Card Trust II
     Series 1997-1, Class A, 6.55%, 1/15/07               160           166
     Series 2000-D, Class C, 144A, 8.40%, 9/15/09         100           114
Sears Credit Account Master Trust, Series 1998-2
          5.25%, 10/16/08                                  50            51
                                                                      1,013

Motorcycles  0.5%
Harley Davidson Motorcycle Trust,
     Series 2003-2, Class A-2
          2.07%, 2/15/11                                  350           346
                                                                        346

Stranded Asset  0.3%
Reliant Energy Transition Bond,
     Series 2001-1, Class A2
          4.76%, 9/15/09                                  250           263
                                                                        263

Total Asset-Backed Securities (Cost  $1,661)                          1,696

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  3.6%
Commercial Mortgage-Backed  3.6%
Banc of America, Series 2003-1, Class A2, CMO
          4.648%, 9/11/36                                 500           493
Bear Stearns, Series 2002-TOP8, Class A2, CMO
          4.83%, 8/15/38                                  350           350
DLJ Commercial Mortgage
     Series 1999-CG2, Class A1B, CMO
          7.30%, 6/10/32                                  250           288
GE Capital Commercial Mortgage
     Series 2001-1, Class A1, CMO
          6.079%, 5/15/33                                  85            92
     Series 2001-1, Class A2, CMO
          6.531%, 3/15/11                                 400           448

JP Morgan Chase
     Series 2001-CIBC, Class A3, CMO
          6.26%, 3/15/33                           $      125   $       137
     Series 1999-C7, Class A2, CMO
          6.507%, 10/15/35                                250           277
     Series 2000-C10, Class A2, CMO
          7.371%, 8/15/32                                 125           143
Morgan Stanley, Series 2002, Class A2, CMO,
          5.98%, 1/15/39                                  200           216
Salomon Brothers Mortgage Securities VII
     Series 2001-C1, Class A2, CMO
          6.226%, 12/18/35                                250           274
Total Non-U.S. Government
     Mortgage-Backed Securities (Cost  $2,641)                        2,718

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  33.6%
U.S. Government Agency Obligations  33.6%
Federal Home Loan Mortgage
          5.50%, 3/1/31                                   137           139
          6.00%, 12/1/13                                  118           124
          6.50%, 4/1/16 - 6/1/32                        1,109         1,158
          7.00%, 11/1/30 - 6/1/32                         315           332
          7.50%, 4/1/15                                    21            23
     TBA, 5.50%, 1/1/33                                 1,200         1,210
Federal National Mortgage Assn.
          5.00%, 12/1/08                                   94            96
          5.50%, 5/1/14 - 5/1/18                          563           582
          6.50%, 4/1/15 - 12/1/32                       4,207         4,394
          7.00%, 7/1/10 - 7/1/32                        1,144         1,209
          7.50%, 10/1/25 - 5/1/31                         325           346
          8.00%, 3/1/31                                   121           130
TBA
          4.50%, 1/1/18                                   500           499
          5.00%, 1/1/18                                 1,000         1,016
          5.50%, 1/1/33                                 3,750         3,785
          6.00%, 1/1/33                                 2,778         2,852

Government National Mortgage Assn.
          5.00%, 8/20/33                           $      997   $       984
          6.00%, 7/15/16 - 4/20/33                      2,008         2,088
          6.50%, 5/15/16 - 9/15/32                        583           614
          7.00%, 3/15/13 - 6/15/31                        533           568
          7.50%, 11/15/12 - 1/15/32                       662           711
          8.00%, 10/15/23 - 1/15/26                       232           253
TBA
          5.50%, 1/1/33                                   900           910
          6.00%, 1/1/33                                 1,500         1,548
Total U.S. Government Mortgage-
     Backed Securities (Cost  $25,255)                               25,571

U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 28.2%

U.S. Government Agency Obligations  11.7%
Federal Home Loan Bank
          5.125%, 3/6/06                                  400           425
          5.75%, 5/15/12                                  185           201
          5.80%, 9/2/08                                 1,000         1,097
Federal Home Loan Mortgage
          1.75%, 5/15/05                                1,000           999
          5.50%, 7/15/06                                  500           539
          5.75%, 1/15/12                                  300           325
          6.875%, 9/15/10                                 200           231
          7.00%, 7/15/05                                1,670         1,812
Federal National Mortgage Assn.
          5.25%, 8/1/12                                   115           117
          5.50%, 3/15/11                                  300           321
          6.00%, 5/15/08 - 5/15/11                        750           829
          6.25%, 5/15/29                                  775           834
          6.625%, 10/15/07                                700           789
          7.25%, 1/15/10                                  150           176
Tennessee Valley Authority, 4.75%, 8/1/13                 200           199
                                                                      8,894

U.S. Treasury Obligations  16.5%
U.S. Treasury Bonds
          5.25%, 2/15/29                           $      660   $       659
          5.375%, 2/15/31                                 200           207
          6.00%, 2/15/26                                  925         1,017
          6.25%, 8/15/23                                  660           745
          7.25%, 5/15/16                                  700           868
          9.875%, 11/15/15                                650           965
U.S. Treasury Notes
          1.625%, 1/31 - 4/30/05                        1,200         1,203
          4.75%, 11/15/08                                 759           811
          5.50%, 2/15/08                                  100           110
          5.625%, 2/15/06                                 460           498
          5.75%, 11/15/05 - 8/15/10                     1,260         1,383
          5.875%, 11/15/04                                310           325
          6.25%, 2/15/07                                  400           447
          6.50%, 8/15/05 - 2/15/10                      1,610         1,795
          6.625%, 5/15/07                                 610           692
          6.875%, 5/15/06                                 760           849
                                                                     12,574

Total U.S. Government Obligations/
      Agencies (Cost  $20,535)                                       21,468

Money Market Funds  16.6%

T. Rowe Price Reserve Investment Fund, 1.10% #         12,626        12,626

Total Money Market Funds (Cost  $12,626)                             12,626

Total Investments in Securities
115.6% of Net Assets (Cost  $85,197)                           $    87,947

Other Assets Less Liabilities
Including $11,784 payable for securities purchased                 (11,894)


NET ASSETS                                                     $    76,053
                                                               -----------
Net Assets Consist of:
Undistributed net investment income (loss)                     $       (36)

Undistributed net realized gain (loss)                                 (83)

Net unrealized gain (loss)                                           2,750

Paid-in-capital applicable to 7,099,419
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                     73,422

NET ASSETS                                                     $    76,053
                                                               -----------
NET ASSET VALUE PER SHARE                                      $     10.71
                                                               -----------

     #  Seven-day yield
  144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $481,000 and represents 0.6% of net assets
   CMO  Collateralized Mortgage Obligation
  STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
   TBA  To Be Announced security was purchased on a forward commitment basis
    VR  Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF OPERATIONS
In thousands
                                                                          Year
                                                                         Ended
                                                                      10/31/03

Investment Income (Loss)
Income
  Interest                                                           $   3,418
  Dividend                                                                 158
  Total income                                                           3,576

Investment management and administrative expense                           271

Net investment income (loss)                                             3,305

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                     312

Change in net unrealized gain (loss) on securities                         232

Net realized and unrealized gain (loss)                                    544

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   3,849
                                                                     ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

STATEMENT OF CHANGES IN NET ASSETS
In thousands
                                                          Year
                                                         Ended
                                                      10/31/03       10/31/02
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                       $   3,305      $   2,887

  Net realized gain (loss)                                 312            299

  Change in net unrealized gain (loss)                     232            520

  Increase (decrease) in net assets from operations      3,849          3,706

Distributions to shareholders
  Net investment income                                 (3,747)        (2,957)

  Net realized gain                                       (237)             -

  Decrease in net assets from distributions             (3,984)        (2,957)

Capital share transactions *
  Shares sold                                           43,746         47,295

  Distributions reinvested                               3,519          2,225

  Shares redeemed                                      (52,126)       (18,066)

  Redemption fees received                                  21             11

  Increase (decrease) in net assets from capital
  share transactions                                    (4,840)        31,465

Net Assets
Increase (decrease) during period                       (4,975)        32,214

Beginning of period                                     81,028         48,814

End of period                                        $  76,053      $  81,028
                                                    ----------------------------
*Share information
  Shares sold                                            4,055          4,496
  Distributions reinvested                                 326            212
  Shares redeemed                                       (4,861)        (1,721)
  Increase (decrease) in shares outstanding               (480)         2,987

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       October 31, 2003

NOTES TO FINANCIAL STATEMENTS

Note 1 - Significant Accounting Policies

     T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Redemption Fees
     A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     Note 2 - Investment Transactions

     Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $10,458,000 and $6,033,000, respectively, for the year ended October 31, 2003. Purchases and sales of U.S. government securities aggregated $157,010,000 and $166,448,000, respectively, for the year ended October 31, 2003.

     Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended October 31, 2003 totaled $3,984,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:


        Unrealized appreciation                             $   2,856,000
        Unrealized depreciation                                  (106,000)
        Net unrealized appreciation (depreciation)              2,750,000
        Undistributed ordinary income                             (20,000)
        Capital loss carryforwards                                (99,000)
        Paid-in capital                                        73,422,000

        Net assets                                          $  76,053,000
                                                            --------------

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of October 31, 2003, the fund had $99,000 of capital loss carryforwards that expire in 2011.

     For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.


          Undistributed net investment income              $      409,000
          Undistributed  net realized gain                       (410,000)
          Paid-in  capital                                          1,000


     At October 31, 2003, the cost of investments for federal income tax purposes was $85,197,000.

     Note 4- Related Party Transactions

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $17,000 was payable under the agreement.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund's all-inclusive fee agreement. At October 31, 2003, approximately 5.7% of the outstanding shares of the fund were held by college savings plans.

     Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $158,000.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of
T. Rowe Price U.S. Bond Index Fund, Inc.

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price U.S. Bond Index Fund, Inc. (the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     November 24, 2003

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

     TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/03

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $238,000 from short-term capital gains.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

ABOUT THE FUND'S DIRECTORS AND OFFICERS

     Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2000                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp.(5/00 to present), and Pacific Rim
2001                          Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc.,consulting environmental and civil engineers
2000

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2000                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties
                              Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos                 Owner/President, Stonington Capital Corp., a
(8/2/33)                      private investment company
2001

Paul M. Wythes                Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
2001                          equity capital to young high-technology companies
                              throughout the United States; Director,
                              Teltone Corp.

* Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

William T. Reynolds           Director and Vice President, T. Rowe Price
(5/26/48)                     and T. Rowe Price Group, Inc.; Director,
2000                          T. Rowe Price Global Asset Management Limited
[37]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
2000                          President, T. Rowe Price Group, Inc.; Chairman
[106]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer,
                              T. Rowe Price Trust Company; Director,
                              T. Rowe Price International, Inc.;
                              Chairman of the Board, U.S. Bond Index Fund

M. David Testa                Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
2000                          Board, Chief Investment Officer, Director, and
[106]                         Vice President, T. Rowe Price Group, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director and Vice President, T. Rowe Price
                              Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Bond Index Fund    Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, U.S. Bond Index Fund         Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless  otherwise  noted,  officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.

T. Rowe Price U.S. Bond Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Bond Index Fund    Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Gregory S. Golczewski  (1/15/66)        Vice President, T. Rowe Price and
Vice President, U.S. Bond Index Fund    T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, U.S. Bond Index Fund    Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe
Secretary, U.S. Bond Index Fund         Price and T. Rowe Price Investment
                                        Services, Inc.

Edmund M. Notzon III (10/1/45)          Vice President, T. Rowe Price, T. Rowe
President, U.S. Bond Index Fund         Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Charles M. Shriver (8/11/67)            Assistant Vice President, T. Rowe Price
Assistant Vice President,
U.S. Bond Index Fund


Unless  otherwise  noted,  officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003